3. BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Basis Of Presentation
BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with IFRS issued by IASB.

These consolidated financial statements have been approved for issue by the Board of Directors dated March 8, 2018.

Significant accounting policies adopted in the preparation of these financial statements are described in Note 4, which have been consistently applied in these financial statements.

These accounting policies have been applied consistently by all Group companies.

Comparative information

Certain reclassifications have been made to those financial statements to keep the consistency in the presentation with the amounts of the current year.

The recognition of income – provisional remedies –CAMMESA Note MEyM No. 2016-0448473, the income recognition on account of the RTI - SE Resolution No. 32/15 and the higher costs recognition - SE Resolution No. 250/13 and subsequent Notes, for a total amount of $ 1,627 million and $ 5,576 million, for 2016 and 2015, respectively, are shown under Other operating income. This reclassification impacts the Consolidated Statement of Comprehensive Income presented in comparative form.

The results of operations with non-controlling interests not representing a loss of control and reserves for stock-based compensation plans are disclosed under “Other reserves”, rather than under “Share premium and other reserves” as previously disclosed. This reclassification impacts the Statement of Financial Position and the Statement of Changes in Shareholders’ Equity presented in comparative form.

As a result of the divestments mentioned in Note 1.5, the Company has classified certain assets from Refining and Distribution and Oil and Gas segments as held for sale, classifying their results and cash flows as discontinued operations.